Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 190,061	£ 166,453
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial instruments	252,459	293,530
Financial assets at fair value through other comprehensive income	74,394	78,059
Loans and advances at amortised cost	361,523	346,273
Debt securities at amortised cost	68,475	68,210
Reverse repurchase agreements and other similar secured lending	17,622	4,734
Other assets	5,239	4,819
Total assets	1,544,165	1,518,202	£ 1,477,500
Derivative financial instruments	240,808	279,415
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	31,386	23,941
Financial assets at fair value through the income statement	79,707	88,841
Derivative financial instruments	6,257	6,540
Financial assets at fair value through other comprehensive income	3,811	5,571
Loans and advances at amortised cost	47,279	47,151
Debt securities at amortised cost	23,818	24,331
Reverse repurchase agreements and other similar secured lending	7,049	3,145
Other assets	0	0
Total assets	199,307	199,520
Derivative financial instruments	6,451	6,978
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	79,053	87,546
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	7,049	3,145
Other assets	0	0
Total assets	86,102	90,691
Derivative financial instruments	0	0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	31,386	23,941
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	31,386	23,941
Derivative financial instruments	0	0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	6,257	6,540
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	6,257	6,540
Derivative financial instruments	6,451	6,978
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	654	1,295
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	3,811	5,571
Loans and advances at amortised cost	47,279	47,151
Debt securities at amortised cost	23,818	24,331
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	75,562	78,348
Derivative financial instruments	£ 0	£ 0